Commitments and Contingencies - Future minimum rental payments under operating leases with noncancelable terms (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2021	$ 760
2022	783
2023	806
2024	302
2025	0
Thereafter	0
Lease liability at December 31, 2020	2,651
Present Value Adjustment	(279)
Lease liability at December 31, 2020	$ 2,372